Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Raw materials and work in process	$ 107	$ 135
Finished goods	267	259
Total inventories	$ 374	$ 394